INCOME TAXES - Tax Effect of Major Items Recorded as Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Tax loss carryforwards	$ 2,924	$ 2,911
Provisions	1,004	641
Research and development tax credits	172	155
Scientific Research and Experimental Development pool	55	52
Tax credit carryforwards	20	25
Deferred revenue	9	5
Unrealized FX on U.S. dollar debt and other financing cost	0	94
Prepaid expenses	27	41
Share-based compensation	16	19
Other	24	23
Total deferred tax assets	4,251	3,966
Less valuation allowance	(2,252)	(2,831)
Net deferred tax assets	1,999	1,135
Deferred tax liabilities:
Intangible assets	228	53
Plant, equipment and technology	89	56
Outside basis differences	71	41
Unrealized FX on U.S. dollar debt and other financing cost	2	0
Total deferred tax liabilities	390	150
Net deferred tax asset	$ 1,609	$ 985